SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital items during the years ended December 31, 2017 and 2016 are as follows:

Years ended December 31	2017	2016
	$	$
Trade and other receivables	23,232	(14,255)
Inventory	(10,973)	16,291
Trade and other payables	(10,117)	5,680
Provisions	(7,028)	1,470
	(4,886)	9,186

Other adjustments for non-cash income statement items during the years ended December 31, 2017 and 2016 are as follows:

Years ended December 31	2017	2016
	$	$
Share-based payments	2,219	2,133
Export duty adjustment in cost of sales	(4,303)	—
Change in estimate of close down and restoration provision	141	761
Other	5,553	3,511
	3,610	6,405

During the years ended December 31, 2017 and 2016, we conducted the following non-cash investing and financing transactions:

Years ended December 31	2017	2016
	$	$
Common shares issued pursuant to the acquisition of Seabee Gold Operation (note 3)	—	(325,202)
Options issued pursuant to the acquisition of Seabee Gold Operation (note 3)	—	(4,045)
Marketable securities received for sale of exploration and evaluation assets (note 6)	992	7,329
Deferred consideration received for sale of exploration and evaluation asset	—	829
Marketable securities provided as consideration for exploration and evaluation expenses	—	(761)
Transfer of share-based payment reserve upon exercise of stock options	(1,339)	(4,258)
Acquisition of Chinchillas mineral property (note 3)	28,839	—